Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 12: Commitments and Contingencies

Legal

From time to time, we may become involved in legal proceedings or be subject to claims arising in the ordinary course of our business.

The Company has a number of legal situations involved with the winding down of its clinic’s business activities. These include claims regarding certain construction contracts and cancellation of leases as noted below:

Nordhaus Clinic

On November 1, 2020, we entered into an agreement to open a clinic in Minneapolis, Minnesota. The initial lease term is eight years. Fixed rent payments under the initial term are approximately $511,000. On November 6, 2023, the Company received a termination notice from the landlord indicating the lease had been terminated. No additional claims have been received by the landlord and the Company believes no additional amounts are owed.

Egan Clinic a.k.a. Vikings

On October 14, 2021, we entered into an agreement to open a clinic in Eagan, Minnesota, which began operations in the fourth quarter of 2021. The initial lease term is for 96 months. Fixed rent payments under the initial term are approximately $767,000. A Summary Judgment was granted on December 4, 2023, in the amount of $488,491, and the entry of final judgment was entered on December 15, 2023, and the Company has released the property back to the leaseholder.

St. Paul Clinic a.k.a. The Grove

On August 31, 2021, we entered into an agreement to open a clinic in St. Paul, Minnesota, which began operations in the fourth quarter of 2021. The initial lease term is for 114 months. Fixed rent payments under the initial term are approximately $1,153,000. A stipulation for Judgment was filed on December 21, 2023, in the amount of $415,266. The stipulated judgment includes $178,542 in unpaid back rent, $172,124 in resolution of mechanics’ liens, and $64,600 in attorneys’ fees. Final entry of judgment by the Court was entered against the Company on January 19, 2024, and the Company has released the property back to the leaseholder.

St. Louis Park Clinic a.k.a. Excelsior & Grand

On May 24, 2021, we entered into an agreement to open a clinic in St. Louis Park, Minnesota, which began operations in the third quarter of 2021. The initial lease term is seven years. Fixed rent payments under the initial term are approximately $673,000. The Company agreed to and executed a Confession of Judgment in the amount of $425,351 on April 2, 2024, and has released the property back to the leaseholder. We received the fully executed and recorded judgement on April 10, 2024.

Eden Prairie Clinic a.k.a. TP Elevate

On June 8, 2021, we entered into an agreement to open a clinic in Eden Prairie, Minnesota, which began operation in the third quarter of 2021. The initial lease term is eight years. Fixed rent payments under the initial term are approximately $620,000. The Company has surrendered possession of the property and is currently in negotiations for the amounts owed and is in the process of settling the remaining amounts owed.

Maple Grove Clinic a.k.a. Arbor Lakes

On October 8, 2021, we entered into an agreement to open a clinic in Maple Grove, Minnesota which began operation in the fourth quarter of 2021. The initial lease term is for 108 months. Fixed rent payments under the initial term are approximately $1,153,127. On October 22, 2022, the Company entered into a settlement agreement with the leaseholder for $219,576 and the Company released the property back to the leaseholder.

Radiant Clinic a.k.a. LMC Welton

On September 9, 2021, we entered into an agreement to open a clinic in Denver, Colorado, which was expected to begin operation in the first quarter of 2023 but possession of which has been relinquished to the landlords. The initial lease term is for 90 months. Fixed rent payments under the initial term are approximately $782,000. As of April 10, 2024, the Company has settled the amounts owed to the leaseholder and full resolution of all liens for approximately $530,000 and the Company has released the property back to the leaseholder.

Quincy Clinic a.k.a. 1776 Curtis

On September 28, 2021, we entered into an agreement to open a clinic in Denver, Colorado, which was expected to begin operation in the first quarter of 2023 but possession of which has been relinquished to the landlords. The initial lease term is for 94 months. Fixed rent payments under the initial term are approximately $1,079,000. A Final Judgment was granted on November 14, 2023, in the amount of $348,764 including interest, fees and other costs. The Company has released the property back to the leaseholder.

The following table summarizes the status of our property settlements as noted above and the total settlement amounts as of the date of the filing:

LOCATION	PROPERTY NAME	ORIGINAL OBLIGATION	SETTLEMENT AMOUNT	DATE OF AWARD	INTEREST RATE	INTEREST ACCRUED ON SETTLEMENT	TOTAL SETTLEMENT OBLIGATION	TYPE OF SETTLEMENT
WAYZETTA, MN	WAZETTA BAY	$407,000	$25,000	NA	-	-	$25,000	CASH PAYMENT OBLIGATION
EAGAN, MN	VIKINGS	$767,000	$488,491	12/7/2023	10%	$113,089	$601,580	DEFAULT JUDGEMENT
ST. LOUIS PARK, MN	EXCELSIOR	$673,000	$425,350	5/22/2024	10%	$79,010	$504,360	DEFAULT JUDGEMENT
ST. PAUL, MN	CONTINENTAL 560	$1,153,000	$415,606	1/22/2024	10%	$90,978	$506,584	DEFAULT JUDGEMENT
MAPLE GROVE, MN	BUTTNICK	$1,153,127	$219,000	10/3/2022	10%	$76,500	$295,500	SETTLEMENT AGREEMENT
DENVER, CO	RADIANT	$782,000	$530,557		-	-	$530,557	DISMISSED
DENVER, CO	QUINCY	$1,079,000	$848,764	11/14/2023	12%	138,486	$987,250	DEFAULT JUDGEMENT
	TOTAL	$6,014,127	$2,952,768			$498,063	$3,450,831

Administrative offices

On June 24, 2021, we entered into an agreement to open an administrative office in St. Louis Park, Minnesota. The initial lease term is 2.5 years. Fixed rent payments under the initial term are approximately $244,000. We have not received any claims as to the obligations under this sublease agreement and the business from which we were renting has not responded to communications from our attorneys who have attempted to establish a formal settlement agreement since we have abandoned the location more than a year ago.

During the three months ending March 31, 2026 and 2025, the Company recorded interest expense of $63,295 and $48,500, respectively related to the above settlements based on the statutory rates of the courts in the respective locations.

Note 16: Commitments and Contingencies

Legal

From time to time, we may become involved in legal proceedings or be subject to claims arising in the ordinary course of our business.

On June 23, 2022, The Good Clinic LLC was notified that a former employee had filed a lawsuit for wrongful termination. The Good Clinic believes the lawsuit is without merit. Mitesco (Company) was not named in the suit. We have settled this matter as of January 11, 2024, for total consideration consisting of a cash payment of $3,000.

On October 25, 2022, the Company was notified that a vendor filed a lawsuit related to a contract dispute naming both The Good Clinic and The CEO of the Good Clinic. This suit was settled on May 5, 2023, and dismissed with prejudice on May 12, 2023. The settlement included the issuance of the Company’s restricted common stock. As a part of the settlement the Company issued 2,552 shares of its restricted common stock to the plaintiff and it issued to the CEO of The Good Clinic 19,622 of its restricted common stock, plus $3,000 in cash for reimbursement of expenses related to settling the suit with the vendor.

The Company has a number of legal situations involved with the winding down of its clinic’s business activities. These include claims regarding certain construction contracts and cancellation of leases as noted below:

Nordhaus Clinic

On November 1, 2020, we entered into an agreement to open a clinic in Minneapolis, Minnesota. The initial lease term is eight years. Fixed rent payments under the initial term are approximately $511,000. On November 6, 2023, the Company received a termination notice from the landlord indicating the lease had been terminated. No additional claims have been received by the landlord and the Company believes no additional amounts are owed.

Egan Clinic a.k.a. Vikings

On October 14, 2021, we entered into an agreement to open a clinic in Eagan, Minnesota, which began operations in the fourth quarter of 2021. The initial lease term is for 96 months. Fixed rent payments under the initial term are approximately $767,000. A Summary Judgment was granted on December 4, 2023, in the amount of $488,491, and the entry of final judgment was entered on December 15, 2023, and the Company has released the property back to the leaseholder.

St. Paul Clinic a.k.a. The Grove

On August 31, 2021, we entered into an agreement to open a clinic in St. Paul, Minnesota, which began operations in the fourth quarter of 2021. The initial lease term is for 114 months. Fixed rent payments under the initial term are approximately $1,153,000. A stipulation for Judgment was filed on December 21, 2023, in the amount of $415,266. The stipulated judgment includes $178,542 in unpaid back rent, $172,124 in resolution of mechanics’ liens, and $64,600 in attorneys’ fees. Final entry of judgment by the Court was entered against the Company on January 19, 2024, and the Company has released the property back to the leaseholder.

St. Louis Park Clinic a.k.a. Excelsior & Grand

On May 24, 2021, we entered into an agreement to open a clinic in St. Louis Park, Minnesota, which began operations in the third quarter of 2021. The initial lease term is seven years. Fixed rent payments under the initial term are approximately $673,000. The Company agreed to and executed a Confession of Judgment in the amount of $425,351 on April 2, 2024, and has released the property back to the leaseholder. We received the fully executed and recorded judgement on April 10, 2024.

Eden Prairie Clinic a.k.a. TP Elevate

On June 8, 2021, we entered into an agreement to open a clinic in Eden Prairie, Minnesota, which began operation in the third quarter of 2021. The initial lease term is eight years. Fixed rent payments under the initial term are approximately $620,000. The Company has surrendered possession of the property and is currently in negotiations for the amounts owed and is in the process of settling the remaining amounts owed.

Maple Grove Clinic a.k.a. Arbor Lakes

On October 8, 2021, we entered into an agreement to open a clinic in Maple Grove, Minnesota which began operation in the fourth quarter of 2021. The initial lease term is for 108 months. Fixed rent payments under the initial term are approximately $1,153,127. On October 22, 2022, the Company entered into a settlement agreement with the leaseholder for $219,576 and the Company released the property back to the leaseholder.

Radiant Clinic a.k.a. LMC Welton

On September 9, 2021, we entered into an agreement to open a clinic in Denver, Colorado, which was expected to begin operation in the first quarter of 2023 but possession of which has been relinquished to the landlords. The initial lease term is for 90 months. Fixed rent payments under the initial term are approximately $782,000. As of April 10, 2024, the Company has settled the amounts owed to the leaseholder and full resolution of all liens for approximately $530,000 and the Company has released the property back to the leaseholder.

Quincy Clinic a.k.a. 1776 Curtis

On September 28, 2021, we entered into an agreement to open a clinic in Denver, Colorado, which was expected to begin operation in the first quarter of 2023 but possession of which has been relinquished to the landlords. The initial lease term is for 94 months. Fixed rent payments under the initial term are approximately $1,079,000. A Final Judgment was granted on November 14, 2023, in the amount of $348,764 including interest, fees and other costs. The Company has released the property back to the leaseholder.

LOCATION	PROPERTY NAME	ORIGINAL OBLIGATION	SETTLEMENT AMOUNT	DATE OF AWARD	INTEREST RATE	INTEREST ACCRUED ON SETTLEMENT	TOTAL SETTLEMENT OBLIGATION	TYPE OF SETTLEMENT
WAYZETTA, MN	WAZETTA BAY	$407,000	$25,000	NA	-	-	$25,000	CASH PAYMENT OBLIGATION
EAGAN, MN	VIKINGS	$767,000	$488,491	12/7/2023	10%	$101,044	$589,535	DEFAULT JUDGEMENT
ST. LOUIS PARK, MN	EXCELSIOR	$673,000	$425,350	5/22/2024	10%	$68,522	$493,872	DEFAULT JUDGEMENT
ST. PAUL, MN	CONTINENTAL 560	$1,153,000	$415,606	1/22/2024	10%	$80,730	$496,336	DEFAULT JUDGEMENT
MAPLE GROVE, MN	BUTTNICK	$1,153,127	$219,000	10/3/2022	10%	$71,100	$290,100	SETTLEMENT AGREEMENT
DENVER, CO	RADIANT	$782,000	$530,557		-	-	$530,557	DISMISSED
DENVER, CO	QUINCY(1)	$1,079,000	$848,764	11/14/2023	12%	113,372	$962,136	DEFAULT JUDGEMENT
	TOTAL	$6,014,127	$2,952,768			$434,768	$3,387,536